Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	$ 314,148	$ 169,445
Amounts due from banks	21,161	14,792
Receivables from securities financing transactions measured at amortized cost	99,039	67,814
Cash collateral receivables on derivative instruments	50,082	35,032
Loans and advances to customers	639,844	387,220
Other financial assets measured at amortized cost	65,498	53,264
Total financial assets measured at amortized cost	1,189,773	727,568
Financial assets at fair value held for trading	169,633	107,866
of which: assets pledged as collateral that may be sold or repledged by counterparties	51,263	36,742
Derivative financial instruments	176,084	150,108
Brokerage receivables	21,037	17,576
Financial assets at fair value not held for trading	104,018	59,796
Total financial assets measured at fair value through profit or loss	470,773	335,347
Financial assets measured at fair value through other comprehensive income	2,233	2,239
Investments in associates	2,373	1,101
Property, equipment and software	17,849	12,288
Goodwill and intangible assets	7,515	6,267
Deferred tax assets	10,682	9,389
Other non-financial assets	16,049	10,166
Total assets	1,717,246	1,104,364
Liabilities
Amounts due to banks	70,962	11,596
Payables from securities financing transactions measured at amortized cost	14,394	4,202
Cash collateral payables on derivative instruments	41,582	36,436
Customer deposits	792,029	525,051
Debt issued measured at amortized cost	237,817	114,621
Other financial liabilities measured at amortized cost	20,851	9,575
Total financial liabilities measured at amortized cost	1,177,633	701,481
Financial liabilities at fair value held for trading	34,159	29,515
Derivative financial instruments	192,181	154,906
Brokerage payables designated at fair value	42,522	45,085
Debt issued designated at fair value	128,289	73,638
Other financial liabilities designated at fair value	29,484	30,237
Total financial liabilities measured at fair value through profit or loss	426,635	333,381
Provisions and contingent liabilities	12,250	3,243
Other non-financial liabilities	14,089	9,040
Total liabilities	1,630,607	1,047,146
Equity
Share capital	346	304
Share premium	13,216	13,546
Treasury shares	(4,796)	(6,874)
Retained earnings	74,880	50,004
Other comprehensive income recognized directly in equity, net of tax	2,462	(103)
Equity attributable to shareholders	86,108	56,876
Equity attributable to non-controlling interests	531	342
Total equity	86,639	57,218
Total liabilities and equity	1,717,246	$ 1,104,364
of which: Credit Suisse
Assets
Other financial assets measured at amortized cost	11,378
Derivative financial instruments	47,400
Property, equipment and software	5,631
Other non-financial assets	7,099
Total assets	583,197
Liabilities
Customer deposits	236,049
Other financial liabilities measured at amortized cost	8,386
Derivative financial instruments	53,500
Debt issued designated at fair value	37,200
Other financial liabilities designated at fair value	5,114
Total financial liabilities measured at fair value through profit or loss	98,519
Provisions and contingent liabilities	9,681
Other non-financial liabilities	4,672
Total liabilities	$ 475,670